FAIR VALUE HIERARCHY - Significant unobservable inputs used in the fair value measurements categorized within Level 3 (Details) - Level 3	Dec. 31, 2025	Dec. 31, 2024
CCIRS contract of the loans | Interpolated SOFR for subsequent years | DCF
FAIR VALUE HIERARCHY
Derivative, measurement input		0.0445
CCIRS contract of the loan No.1 | Minimum | Interpolated SOFR for subsequent years | DCF
FAIR VALUE HIERARCHY
Derivative, measurement input	0.0333
CCIRS contract of the loan No.1 | Maximum | Interpolated SOFR for subsequent years | DCF
FAIR VALUE HIERARCHY
Derivative, measurement input	0.0377
DPS2 | Credit spread of the Company | Binomial option pricing model - Lattice model and Available Market Price (AMP)
FAIR VALUE HIERARCHY
Derivative, measurement input	0.136	0.136
DPS2 | Volatility | Binomial option pricing model - Lattice model and Available Market Price (AMP)
FAIR VALUE HIERARCHY
Derivative, measurement input	0.7107	0.626
Investment in StoreDot | Risk free rate | Option Pricing Model
FAIR VALUE HIERARCHY
Derivative, measurement input		0.025
Investment in StoreDot | Minimum | Volatility | Option Pricing Model
FAIR VALUE HIERARCHY
Derivative, measurement input		0.538
Investment in StoreDot | Maximum | Volatility | Option Pricing Model
FAIR VALUE HIERARCHY
Derivative, measurement input		0.908
Investment under agreement with saigon glory limited liability company | Risk free rate | DCF
FAIR VALUE HIERARCHY
Alternative investment, measurement input	0.037
Investment under agreement with saigon glory limited liability company | Equity risk premium | DCF
FAIR VALUE HIERARCHY
Alternative investment, measurement input	0.05
Investment under agreement with saigon glory limited liability company | Country Risk Premium | DCF
FAIR VALUE HIERARCHY
Alternative investment, measurement input	0.037
Investment under agreement with saigon glory limited liability company | Minimum | Company specific risk premium (Saigon Glory) | DCF
FAIR VALUE HIERARCHY
Alternative investment, measurement input	0.10
Investment under agreement with saigon glory limited liability company | Maximum | Company specific risk premium (Saigon Glory) | DCF
FAIR VALUE HIERARCHY
Alternative investment, measurement input	0.12